Fees Summary	May 04, 2026 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The prospectus to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate offering price for such offering is $2,137,000.
Narrative - Max Aggregate Offering Price	$ 2,137,000